INCOME TAXES - Losses expire (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncapital Losses In Canada [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 32,800	$ 29,730
Noncapital Losses In Mexico [Member]
Income Taxes [Line Items]
Deferred tax assets	31,950	24,870
Noncapital Losses In Brazil [Member]
Income Taxes [Line Items]
Deferred tax assets	93,027	79,382
Noncapital Losses In Peru [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 73,464	$ 73,491